CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash and cash equivalents	$ 339,881	$ 72,560
Restricted and short-term bank deposits	2,315	5,084
Marketable securities	32,895	46,718
Trade accounts receivables, net	15,806	12,490
Inventories	17,626	11,354
Other current assets	9,820	7,025
TOTAL CURRENT ASSETS	418,343	155,231
LONG-TERM ASSETS
Property and equipment, net	8,787	5,697
Funds in respect of employee rights upon retirement	7,969	6,962
Other assets	1,307	338
TOTAL LONG-TERM ASSETS	18,063	12,997
TOTAL ASSETS	436,406	168,228
CURRENT LIABILITIES
Accounts payable and accrued expenses	17,870	11,096
Employee related accrued expenses	3,961	3,338
Other current liabilities	5,739	1,441
TOTAL CURRENT LIABILITIES	27,570	15,875
LONG TERM LIABILITIES
Liability in respect of employee rights upon retirement	9,350	8,313
Long term liabilities	4,812	1,402
TOTAL LONG TERM LIABILITIES	14,162	9,715
COMMITMENTS AND CONTINGENT LIABILITIES (Note 7)
TOTAL LIABILITIES	41,732	25,590
SHAREHOLDERS' EQUITY
Ordinary shares	2,511
Additional paid-in capital	523,315	240,563
Accumulated other comprehensive income (loss)	(181)	612
Accumulated deficit	(130,971)	(100,887)
TOTAL SHAREHOLDERS' EQUITY	394,674	142,638
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	436,406	168,228
Class B Ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares		75
Class C Ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares		35
Class D Ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares		415
Class E Ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares		155
Class F1 Ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares		165
Class F2 Ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares		480
Class A Ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares		345
Ordinary shares (with liquidation preferences)
SHAREHOLDERS' EQUITY
Ordinary shares		$ 680